Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 99,493	€ 28,694
Ending balance	103,231	99,493	€ 28,694
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	117,700	42,266	34,578
Additions	11,446	8,792	8,929
Acquisitions through business combinations		66,905
Exchange differences	(82)	(263)	(1,241)
Disposals	(255)
Ending balance	128,809	117,700	42,266
Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(18,207)	(13,572)	(11,384)
Amortization	(7,636)	(4,667)	(2,269)
Exchange differences	10	32	81
Disposals	255
Ending balance	(25,578)	(18,207)	(13,572)
Power grid rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,815	16,350
Ending balance	24,509	18,815	16,350
Power grid rights [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,820	18,582	16,091
Additions	6,699	3,466	3,647
Exchange differences	(73)	(228)	(1,156)
Ending balance	28,446	21,820	18,582
Power grid rights [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,005)	(2,232)	(1,688)
Amortization	(932)	(773)	(544)
Ending balance	(3,937)	(3,005)	(2,232)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,407	11,703
Ending balance	13,942	14,407	11,703
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,810	21,519	16,322
Additions	4,747	5,326	5,282
Exchange differences	(9)	(35)	(85)
Disposals	(255)
Ending balance	31,293	26,810	21,519
Software [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(12,403)	(9,816)	(8,285)
Amortization	(5,213)	(2,619)	(1,612)
Exchange differences	10	32	81
Disposals	255
Ending balance	(17,351)	(12,403)	(9,816)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,900
Ending balance	38,900	38,900
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,900
Acquisitions through business combinations		38,900
Ending balance	38,900	38,900
Customer portfolio [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,838
Ending balance	25,421	26,838
Customer portfolio [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,005
Acquisitions through business combinations		28,005
Ending balance	28,005	28,005
Customer portfolio [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,167)
Amortization	(1,417)	(1,167)
Ending balance	(2,584)	(1,167)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	533	641
Ending balance	459	533	641
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,165	2,165	2,165
Ending balance	2,165	2,165	2,165
Other [member] | Accumulated depreciation, amortization, and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,632)	(1,524)	(1,411)
Amortization	(74)	(108)	(113)
Ending balance	€ (1,706)	€ (1,632)	€ (1,524)